Steven I. Koszalka Secretary Limited Term Tax-Exempt Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 | Tel (213) 486-9455 | Fax siik@capgroup.com

July 1, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Limited Term Tax-Exempt Bond Fund of America (the “Fund”)
File Nos. 033- 66214 and 811- 07888

Dear Sir or Madam:

Enclosed is Form N-14 under the Securities Act of 1933 of the above-named company. The filing is being made in anticipation of the proposed acquisition of Capital Group Core Municipal Fund by the Fund and we propose that it become effective on August 1, 2022.

Thank you very much for your assistance. If you have any questions, please do not hesitate to contact Josh Diggs at (213) 615-0047 or me at (213) 486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka